Mainland China Employee Contribution Plan	12 Months Ended
Dec. 31, 2020
Mainland China Employee Contribution Plan [Abstract]
MAINLAND CHINA EMPLOYEE CONTRIBUTION PLAN
15.	MAINLAND CHINA EMPLOYEE CONTRIBUTION PLAN

As stipulated by the regulations of the PRC, full-time employees of the Group in the PRC participate in a government-mandated multiemployer defined contribution plan organized by municipal and provincial governments. Under the plan, certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The Group is required to make contributions to the plan based on certain percentages of employees’ salaries. The total expenses for the plan from continuing operations were $2,029, $1,600 and $803 and from discontinued operations were $517, $538 and $172 for the years ended December 31, 2018, 2019 and 2020, respectively.